Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Fiscal year 2023	$ 832,893	$ 808,223
Fiscal year 2024	326,974	930,196
2024		461,872
Total	1,968,877	$ 2,200,291
Nine months ended December 31, 2022	$ 809,010